Gross Real Estate and Loan Activity (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Property		Dec. 31, 2012 Property		Dec. 31, 2011 Property
Schedule Of Gross Real Estate And Loan Activity [Line Items]
Number of Properties Owned or Financed, Beginning Balance	1,207		1,153		1,161
Acquisitions/improvements and loan originations	40		91		27
Dispositions of real estate	(10)	[1],[2]	(41)	[3]	(33)	[3],[4]
Principal payments and payoffs	(3)		(4)		(1)
Impairments
Loan premium amortization and other			8	[5]	(1)	[5]
Number of Properties Owned or Financed, Ending Balance	1,234		1,207		1,153
Amount of Investments, Beginning Balance	$ 3,654,925	[6]	$ 3,582,870	[6]	$ 3,610,834	[6]
Acquisitions/improvements and loan originations	94,658	[6]	167,410	[6]	37,347	[6]
Dispositions of real estate	(18,019)	[1],[2],[6]	(62,750)	[3],[6]	(37,704)	[3],[4],[6]
Principal payments and payoffs	(8,030)	[6]	(17,343)	[6]	(4,828)	[6]
Impairments	(3,988)	[6]	(14,788)	[6]	(22,520)	[6]
Loan premium amortization and other	(172)	[6]	(474)	[5],[6]	(259)	[6]
Amount of Investments, Ending Balance	$ 3,719,374	[6]	$ 3,654,925	[6]	$ 3,582,870	[6]

[1]	The total accumulated depreciation and amortization associated with dispositions of real estate was $6.9 million for the six months ended June 30, 2013.
[2]	The balance includes a real estate property surrendered to a lender resulting in a gain on debt extinguishment of approximately $1.0 million (see Note 5)
[3]	The total accumulated depreciation and amortization associated with dispositions of real estate was $10.3 million and $7.1 million for the years ended December 31, 2012 and 2011, respectively.
[4]	In 2011, six properties with a net book value of $11.8 million were transferred to the lender pursuant to a consensual, non-cash settlement of $12.4 million of debt (see Note 12)
[5]	In 2012 and 2011, properties leased to a tenant were exchanged in a nonmonetary transaction that lacked commercial substance for other properties of equivalent value with the same tenant. As a result, the dollar amount of investments remains unchanged, while the number of properties owned has increased.
[6]	The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.